Employee Benefits - Maturity of Expected Benefit Payments (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Disclosure of defined benefit plans [line items]
Benefits to be paid	₩ 2,959,523
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	245,294
1 year - 5 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	861,968
5 years - 10 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	561,987
10 years - 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	890,845
After 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	₩ 399,429